Shareholders' Equity - Schedule of Expenses Recognized Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses		$ 340	$ 362	$ 261
Research and development [Member]
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses		57	75	83
General and administrative [Member]
Schedule of Share-Based Payment Arrangement Expensed [Line Items]
Share based expenses	[1]	$ 283	$ 287	$ 178

[1]	Including $141 and $112 share based compensation for services provided in 2025 and 2024, refer to note 9(b)(6) and note 9(b)(1), respectively.